13F-HR

08/14/09

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5062

Ekomitee@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, CT 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, CT, August 14, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total: 5,742,739
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                      TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
ACE Ltd.                                   SHS          H0023R105 163987   3707600  SH       SOLE            3707600
Allegheny Energy Inc                       COM          017361106 55198    2152000  SH       SOLE            2152000
American Tower -CL A                       CL A         029912201 34664    1099400  SH       SOLE            1099400
Apollo Group, Inc.                         CL A         037604105 125263   1761300  SH       SOLE            1761300
Bank of America Corp.                      COM          060505104 271407   20561200 SH       SOLE            20561200
Beckman Coulter Inc.                       COM          075811109 140061   2451200  SH       SOLE            2451200
Career Education Corp                      COM          141665109 100264   4028300  SH       SOLE            4028300
Coca-Cola Enterprises                      COM          191219104 20046    1204000  SH       SOLE            1204000
Cognizant Technology Solutions Corp        CL A         192446102 127140   4761800  SH       SOLE            4761800
Colgate-Palmolive Co.                      COM          194162103 13170    186180   SH       SOLE            186180
Community Health Systems Inc               COM          203668108 29426    1165400  SH       SOLE            1165400
Covidien PLC                               SHS          G2554F105 41805    1116600  SH       SOLE            1116600
CSX Corporation                            COM          126408103 41867    1209000  SH       SOLE            1209000
CVS/Caremark Corp                          COM          126650100 103163   3237000  SH       SOLE            3237000
DaVita Inc.                                COM          23918K108 86282    1744500  SH       SOLE            1744500
Fifth Third Bancorp                        COM          316773100 19506    2747400  SH       SOLE            2747400
Franklin Resources Inc                     COM          354613101 132808   1844300  SH       SOLE            1844300
Goldman Sachs Group Inc.                   COM          38141G104 234488   1590400  SH       SOLE            1590400
Goodrich Corporation                       COM          382388106 54477    1090200  SH       SOLE            1090200
Google Inc.                                CL A         38259P508 306285   726500   SH       SOLE            726500
Health Mgmt Associates Inc-A               CL A         421933102 47992    9715154  SH       SOLE            9715154
Invesco Limited                            SHS          G491BT108 447044   25086700 SH       SOLE            25086700
JP Morgan Chase & Co.                      COM          46625H100 294045   8620500  SH       SOLE            8620500
Lender Processing Services                 COM          52602E102 71413    2571600  SH       SOLE            2571600
Marsh & Mclennan COS                       COM          571748102 135579   6735200  SH       SOLE            6735200
Mastercard Inc                             CL A         57636Q104 415798   2485200  SH       SOLE            2485200
McKesson Corp.                             COM          58155Q103 36968    840200   SH       SOLE            840200
Molson Coors Brewing Co - B                CL B         60871R209 32492    767600   SH       SOLE            767600
NRG Energy Inc                             COM NEW      629377508 179098   6899000  SH       SOLE            6899000
Owens & Minor, Inc.                        COM          690732102 14335    327137   SH       SOLE            327137
Owens-Illinois, Inc                        COM NEW      690768403 159530   5695475  SH       SOLE            5695475
Palm Inc                                   COM          696643105 1687     101798   SH       SOLE            101798
Popular Inc                                COM          733174106 1549     704500   SH       SOLE            704500
Priceline.com                              COM NEW      741503403 129877   1164300  SH       SOLE            1164300
Qualcomm Inc                               COM          747525103 291942   6458900  SH       SOLE            6429100
Ralcorp Holdings Inc                       COM          751028101 523      8600     SH       SOLE            8600
Terex Corporation                          COM          880779103 41357    3426500  SH       SOLE            3426500
The DIRECTV Group                          COM          25459L106 380711   15407200 SH       SOLE            15407200
The Sherwin-Williams Company               COM          824348106 25939    482600   SH       SOLE            482600
The Walt Disney Co.                        COM DISNEY   254687106 272272   11670500 SH       SOLE            11670500
Thermo Fisher Scientific Inc.              COM          883556102 57538    1411300  SH       SOLE            1411300
Thoratec Corp.                             COM NEW      885175307 16815    627900   SH       SOLE            627900
Tyco International LTD                     SHS          H89128104 61762    2377300  SH       SOLE            2377300
Universal Health Services Inc              CL B         913903100 26750    547600   SH       SOLE            547600
Virgin Media Inc                           COM          92769L101 48516    5188900  SH       SOLE            5188900
Visa Inc                                   COM CL A     92826C839 408164   6555800  SH       SOLE            6555800
XTO Energy                                 COM          98385X106 41736    1094300  SH       SOLE            1094300

S REPORT SUMMARY 47 DATA RECORDS